Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Detail) - Grant in February 2020 [member] - Free Shares Aga Plan [Member]
€ / shares in Units, € in Thousands
6 Months Ended
Jun. 30, 2020 EUR (€) € / shares shares
Disclosure of detailed information of operating income loss [line items]
Number of shares | shares	50,037
Price of the underlying share | € / shares	€ 5.51
Expected dividends	0.00%
Volatility	38.55%
Repo margin	5.00%
Maturity	5 years
Performance criteria	(2
Fair value of the plan | €	€ 133